Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Plant and Equipment
6.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2019 (Audited)	368	651	1,142	612,507	614,668
Additions during the year	382	560	-	10,231	11,173
Disposals during the year	-	-	-	(622,738)	(622,738)
Effects of currency translation	26	45	77	-	148
At December 31, 2020 (Audited)	776	1,256	1,219	-	3,251

Accumulated depreciation
At December 31,2019 (Audited)	-	374	588	246,222	247,184
Depreciation during the year	212	331	379	141,297	142,219
Disposals during the year	-	-	-	(387,519)	(387,519)
Effects of currency translation	15	49	67	-	131
At December 31, 2020 (Audited)	227	754	1,034	-	2,015
Net book value
At December 31, 2019 (Audited)	368	277	554	366,285	367,484
At December 31, 2020 (Audited)	549	502	185	-	1,236